Note 7 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Dec. 31, 2026	Jun. 30, 2026		Dec. 31, 2025
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial assets at amortised cost		€ 627,627		€ 568,893
Debt instruments held at amortised cost		73,703		73,379
Loans and advances at amortised cost	€ 495,513	553,924
Financial liabilities at amortised cost		725,029		658,599
Deposits at amortised cost		596,535		556,498
Debt Securities at amortized cost		106,155		81,842
Other financial liabilities		22,339		20,258
Cash, cash balances at central banks and other demand deposits		64,016		58,837
Carrying amount presented as fair value [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial assets at amortised cost		46,147	[1]	40,224	[2]
Debt instruments held at amortised cost		0	[1]	0	[2]
Loans and advances at amortised cost		46,147	[1]	40,224	[2]
Financial liabilities at amortised cost		430,953	[1]	416,378	[2]
Deposits at amortised cost		408,614	[1]	396,119	[2]
Debt Securities at amortized cost		0	[1]	0	[2]
Other financial liabilities		22,339	[1]	20,258	[2]
Cash, cash balances at central banks and other demand deposits		64,016	[1]	58,837	[2]
Level 1 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial assets at amortised cost		64,965		65,255
Debt instruments held at amortised cost		64,965		65,255
Loans and advances at amortised cost	0	0
Financial liabilities at amortised cost		48,362		42,578
Deposits at amortised cost		0		0
Debt Securities at amortized cost		48,362		42,578
Other financial liabilities		0		0
Cash, cash balances at central banks and other demand deposits		0		0
Level 2 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial assets at amortised cost		32,285		25,873
Debt instruments held at amortised cost		6,452		6,526
Loans and advances at amortised cost	19,347	25,833
Financial liabilities at amortised cost		125,359		86,123
Deposits at amortised cost		68,495		49,084
Debt Securities at amortized cost		56,864		37,039
Other financial liabilities		0		0
Cash, cash balances at central banks and other demand deposits		0		0
Level 3 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial assets at amortised cost		482,747		437,577
Debt instruments held at amortised cost		1,745		1,322
Loans and advances at amortised cost	436,255	481,002
Financial liabilities at amortised cost		121,306		115,369
Deposits at amortised cost		119,175		112,053
Debt Securities at amortized cost		2,132		3,316
Other financial liabilities		0		0
Cash, cash balances at central banks and other demand deposits		0		0
Aggregate of fair values [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial assets at amortised cost		626,145		568,929
Debt instruments held at amortised cost		73,163		73,103
Loans and advances at amortised cost	€ 495,826	552,983
Financial liabilities at amortised cost		725,981		660,447
Deposits at amortised cost		596,284		557,256
Debt Securities at amortized cost		107,358		82,932
Other financial liabilities		22,339		20,258
Cash, cash balances at central banks and other demand deposits		€ 64,016		€ 58,837

[1]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.
[2]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.